UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2000
                                               --------------------------------

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             CROFT-LEOMINSTER, INC.
                  ----------------------
Address:          c/o Canton House
                  ----------------------
                  300 Water Street
                  ----------------------
                  Baltimore, MD  21202
                  ----------------------

Form 13F File Number:    28-03999
                         --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Carla Reedinger
         -----------------------------------------------------------
Title:   Assistant Vice President
         -----------------------------------------------------------
Phone:   410-576-8231
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/ Carla Reedinger            Baltimore, MD            August 15, 2000
    ----------------------------  ------------------------   ----------------
    [Signature]                   [City, State]                [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Included Managers:                             0

 Form 13F Information Table Entry Total:                151

 Form 13F Information Table Value Total:             $ 287.4460

 List of Other Included Managers:                         N/A

     NONE

                               INFORMATION TABLE



Name of Reporting Manager:                          Croft-Leominster, Inc.
Filing for Quarter-Ending:                               June 30, 2000

*NOTE: Unless Otherwise Indicated

ITEM 6: Investment Discretion:                               SOLE
ITEM 7: Voting Authority:                                    NONE





                                                                   VALUE      SHARES   SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER                  TITLE OF CLASS     CUSIP      (X$1000)    PRN AMT  PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
    --------------                  --------------     -----      --------    -------  --- ---- ------- -------- ---- ------ ----

------------------------------------------------------------------------------------------------------------------------------------




                 SECURITY NAME              TITLE of CLASS              CUSIP            MARKET VALUE            QUANITY
-------------------------------------------------------------------------------------------------------------------------------
AMFM, Inc.                                        COM                 001693100             0.2512                        3640
A T & T Corp                                      COM                 001957109             0.5047                       15958
AXA Financial, Inc                                COM                 002451102             0.5202                       15300
Aetna Inc                                         COM                 008117103             0.5536                        8625
Agrium Inc.                                       COM                 008916108             0.3271                       37926
Alliance World Dollar Gvt II                      COM                 01879R106             0.2043                       21500
Allmerica Financial Corp                          COM                 019754100             1.2248                       23385
Allstate Corp                                     COM                 020002101             0.4147                       18640
Alpine Group, Inc.                                COM                 020825105             0.5395                       79919
America Online Inc                                COM                 02364j104             1.0564                       20051
American Home Products Corp                       COM                 026609107             5.7824                       98424
American Power Conversion                         COM                 029066107             1.7480                       42830
Anadarko Petroleum Corp                           COM                 032511107             1.2580                       25510
Apache Corp                                       COM                 037411105             1.2226                       20788
Asia Tigers Fund Inc                              COM                 04516T105             0.5616                       62400
Astoria Financial Corp                            COM                 046265104             0.8700                       33785
Banc One Corp                                     COM                 06423A103             0.4441                       16719
Bank United Corp. - Cl A                         CL A                 065412108             1.4436                       41027
BankAtlantic Bancorp, Inc.                       CL A                 065908501             0.0541                       14423
Becton Dickinson Co                               COM                 075887109             0.7767                       27075
Mer Lynch - Biotech Holders Tr              DEPOSTRY RCPTS            09067d201             0.3560                        2000
Black and Decker                                  COM                 091797100             1.6883                       42945
Blackrock Invt Quality Muni                       COM                 09247D105             0.2139                       17200
Boise Cascade Corp                                COM                 097383103             4.6669                      180362
Brown & Sharpe Manufacturing C                   CL A                 115223109             0.0891                       32400
Burlington Resources Inc                          COM                 122014103             1.2473                       32610
Capital One Financial Corp                        COM                 14040h105             5.2939                      118631
Central European Equity Fund I                    COM                 153436100             0.1887                  12790.0003
Chubb Corporation                                 COM                 171232101             0.3147                        5117
Citigroup, Inc.                                   COM                 172967101             15.2176                  252574.25
Clear Channel Communications,                     COM                 184502102             0.3270                        4360
Coca-Cola Co                                      COM                 191216100             0.5397                        9396
Colonial Invest Grd Muni Tr                   SH BEN INT              195768106             0.1809                       20100
Computer Associates Int'l                         COM                 204912109             1.9853                       38784
Comstock Resources Inc                          COM NEW               205768203             2.9630                      370371
Conexant Systems, Inc.                            COM                 207142100             0.7842                       16127
Corning Inc                                       COM                 219350105             3.5993                       13337
Countrywide Credit Ind Inc                        COM                 222372104             0.2493                        8225
Crompton Corp                                     COM                 227116100             1.0063                       82146
Dell Computer Corp                                COM                 247025109             0.6514                       13209
Dreyfus Strategic Municipals I                    COM                 261932107             0.1536                       19200
Dreyfus Strategic Muni Bond Fu                    COM                 26202F107             0.2790                       34600
Du Pont Co                                        COM                 263534109             0.5671                       12962
Eaton Corp                                        COM                 278058102             3.7018                       55251
Edison International                              COM                 281020107             0.6014                       29335
Energizer Holdings                                COM                 29266r108             0.5658                       31000
Equity Oil Co                                     COM                 294749106             0.3262                      114700
Federal-Mogul Corp                                COM                 313549107             0.5299                       55410
First Australia Prime Income F                    COM                 318653102             0.1166                       25200
First Union Corp                                  COM                 337358105             2.0871                       84114
Foster Wheeler Corp                               COM                 350244109             0.3717                       43100
Foundation Health Services, In                    COM                 350404109             1.9767                      152050
Fox Entertainment Group                          CL A                 35138T107             0.2992                        9850
Franklin Resources Inc                            COM                 354613101             3.0004                       98780
Freeport McMoran Copper & Gold                   CL B                 35671D857             0.0940                       10167
GTE Corp                                          COM                 362320103             1.0807                       17360
Gaylord Container Corporation                    CL A                 368145108             0.0981                       36500
General Electric Co                               COM                 369604103             0.6360                       12000
General Motors                                    COM                 370442105             0.2407                        4146
General Motors Class H                         CL H NEW               370442832             1.0294                   11731.425
Geon Company                                      COM                 37246W105             0.8798                       47555
Georgia-Pacific Group                       COM GA PAC GRP            373298108             0.2513                        9575
Gothic Energy Corp                                COM                 383482106             0.1064                      100100
M.A. Hanna Company                                COM                 410522106             0.1773                       19700
Hartford Financial Services Gr                    COM                 416515104             5.1607                       92258
Hibernia Corp Class A                            CL A                 428656102             0.7895                       72600
Highlands Insurance Group                         COM                 431032101             0.7605                       81120
Hilton Hotels Corp                                COM                 432848109             0.4650                       49600
Honeywell Intl Inc                                COM                 438516106             3.0522                       90603
Insured Municipal Income Fund                     COM                 45809F104             0.3120                       26000
Int'l Business Machines Corp.                     COM                 459200101             1.0777                        9836
International Paper Co                            COM                 460146103             0.3609                       12107
Jardine Fleming India Fund                        COM                 471112102             0.4061                       36100
Johnson & Johnson                                 COM                 478160104             1.0636                       10440
Kansas City Southern Inds                         COM                 485170104             10.8439                     122271
Kennametal, Inc.                                  COM                 489170100             0.6573                       30660
Koninklije Philips Electronics               SPON ADR NEW             500472204             9.4894                      199777
LTV Corp                                          COM                 501921100             0.2944                      102400
Lowe's Companies                                  COM                 548661107             0.2546                        6200
Lucent Technologies Inc                           COM                 549463107             2.5659                       43307
Lyondell Chemical Company                         COM                 552078107             2.4283                      144975
Magnum Hunter Resources Inc                 COM PAR $0.002            55972F203             0.7705                      116300
Mallon Resources Corp                           COM NEW               561240201             0.1562                       17600
Marsh & McLennan Cos                              COM                 571748102             0.4730                        4529
Masco Corp.                                       COM                 574599106             0.1915                       10600
Maytag Corp                                       COM                 578592107             0.7353                       19941
McKesson HBOC, Inc                                COM                 58155Q103             0.6314                       30155
Mellon Financial Corp.                            COM                 58551A108             5.8048                      159309
Merck & Co                                        COM                 589331107             0.3693                        4820
Meridian Resource Corp                            COM                 58977Q109             2.2365                      393230
MetLife Inc.                                      COM                 59156r108             0.2738                       13000
Microsoft Corp.                                   COM                 594918104             1.5834                       19793
Millenium Chemicals Inc                           COM                 599903101             0.2359                       13875
Morgan Stanley Asia-Pacific FD                    COM                 61744U106             0.4655                       45691
Morgan Stanley India Invt FD                      COM                 61745C105             0.3306                       27550
MSDW Insured Municipal Trust                  INSD MUN TR             61745P866             0.1627                       11567
Motorola, Inc.                                    COM                 620076109             1.1852                       40782
MuniVest Fund, Inc                                COM                 626295109             0.1090                       14300
Newell Rubbermaid Co.                             COM                 651229106             0.5291                       20547
News Corp LTD ADR                               ADR NEW               652487703             0.6758                       12400
NEXTEL Communications                            CL A                 65332V103             0.3304                        5400
Niagra Mohawk Holdings                            COM                 653520106             1.8787                      134798
NOVA Corp.                                        COM                 669784100             0.3660                       13100
Oracle Corp                                       COM                 68389x105             0.8737                       10394
Owens-Corning                                     COM                 69073F103             1.4778                      159765
Pactiv Corp                                       COM                 695257105             0.2126                       27000
Pepsi Bottling Group, Inc.                        COM                 713409100             1.8158                       62210
Pfizer Inc                                        COM                 717081103             8.4729                   176519.25
Potash Corp of Saskatchewan                       COM                 73755L107             0.2246                        4069
Procter & Gamble                                  COM                 742718109             0.2888                        5045
Provident Bankshares Corp.                        COM                 743859100             1.0882                    80609.59
PSINet, Inc                                       COM                 74437C101             1.3564                       53988
Pure Resources Inc                                COM                 74622e102             0.8627                  48261.8476
Putnam Inv Grade Muni Tr III                  SH BEN INT              746807106             0.2284                       21500
Qwest Communications Intl Inc.                    COM                 749121109             7.0527                      141941
Radian Group Inc.                                 COM                 750236101             0.2567                        4960
SBC Communications Inc                            COM                 78387G103             0.3762                        8699
SPX Corp                                          COM                 784635104             29.5697                244503.5876
St. Paul Cos                                      COM                 792860108             0.4366                       12794
Salomon Bros Worldwide Income                     COM                 79548T109             0.3000                       25400
Santa Fe Snyder Corp.                             COM                 80218k105             6.5421                      575130
Seagate Technology Inc                            COM                 811804103             1.3664                       24843
Seagram Co. LTD ACES cvt                    PFD ADJ CV SEC            811850205             0.6928                       12890
Smith Barney Intmed Muni Fd                       COM                 831802103             0.1180                       13300
Smith Barney Municipal Fd                         COM                 831902101             0.1696                       13300
Smurfit-Stone Container Corp                      COM                 832727101             10.0124                     777660
Solutia, Inc.                                     COM                 834376105             0.1661                       12080
Sprint Corporation                           COM FON GROUP            852061100             6.8911                      135120
Starwood Hotels & Resorts Worl                PAIRED CTF              85590A203             3.0166                       92639
Summit Bancorp.                                   COM                 866005101             0.4489                       18230
Templeton Emerging Mkts Inc Fd                    COM                 880192109             0.3082                       30815
Terex Corporation                                 COM                 880779103             2.1702                      153640
Town & Country Trust                          SH BEN INT              892081100             0.2067                       12025
Tyco International Ltd                            COM                 902124106             9.3266                      196868
Union Carbide Corp                                COM                 905581104             0.6017                       12155
Union Pacific Resources Group                     COM                 907834105             1.7931                       81505
Unisys Corp                                       COM                 909214108             0.1791                       12300
UnumProvident Corp                                COM                 91529y106             0.4930                       24575
Van Kampen Merr Value Mun Tr                      COM                 921132106             0.1269                       10800
Varian Inc.                                       COM                 922206107             1.3699                       29700
Varian Semiconductor Equipment                    COM                 922207105             0.7789                       12400
Varian Medical Systems, Inc.                      COM                 92220p105             0.4808                       12290
Viacom Inc               NR                      CL B                 925524308             18.0235                     264323
Viad Corp                                         COM                 92552R109             2.5410                       93246
VoiceStream Wireless Corp                         COM                 928615103             0.5292                        4550
Washington Mutual, Inc.                           COM                 939322103             7.3591                      254861
Westwood One Inc                                  COM                 961815107             0.2972                        8710
Williams Cos Inc.                                 COM                 969457100             7.2971                      175043
Ace Ltd                                           ORD                 G0070k103             4.2618                      152208
PartnerRe Ltd                                     COM                 G6852T105             1.6255                       45869
Flextronics International Inc                     ORD                 Y2573F102             3.3918                    49380.45